Transactions with Related Parties	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
Related Party Transactions Disclosure

3. Transactions with Related Parties

Safety Management Overseas S.A., Panama: On May 29, 2008, Safe Bulkers signed a management agreement (the “Management Agreement”) with Safety Management, a related party that is controlled by Polys Hajioannou. Under the Management Agreement, the Manager provides to Safe Bulkers executive officers at no cost and management services to vessel-owning Subsidiaries. Each vessel-owning Subsidiary has entered into, or in the case of vessels not yet delivered, will enter into, a management agreement with the Manager (the “Shipmanagement Agreements”). Under these Shipmanagement Agreements, chartering, operations, technical and accounting services are provided to the vessels by the Manager. In accordance with the Management Agreement and the Shipmanagement Agreements, the Manager receives a fixed fee per vessel calculated proportionally to the number of ownership days, (the “Fixed Fee”), plus, a variable fee calculated on gross freight, charter hire, ballast bonus and demurrage (the “Variable Fee”). Fixed Fees and Variable Fees are recorded in General and Administrative Expenses (refer to Note 20). In addition, under the supervision agreements with respect to newbuilds (the “Supervision Agreements”), the Manager receives a supervision fee in exchange for on-site supervision services with respect to all newbuilds, of which 50% is payable upon the signing of the relevant Supervision Agreement, and 50% upon successful completion of the sea trials of each newbuild (the “Supervision Fee”). Supervision Fees are recorded in Advances for vessel acquisition and vessels under construction (refer to Note 6). Furthermore under the Management Agreement, the Manager receives a sales fee calculated by the contract price for each vessel sold, (the “Sales Fee”) payable upon the conclusion of the vessel sale, and an acquisition fee calculated on the contract price of each vessel constructed or purchased, (the “Acquisition Fee”) payable upon the conclusion of the vessel acquisition, in exchange for services provided in relation to a sale or an acquisition of a vessel respectively. Sales Fees are recorded in Gain on sale of assets. Acquisition Fees are recorded in Advances for vessel acquisition and vessels under construction (refer to Note 6).

The management fees can be adjusted annually effective May 29 of each year, the anniversary of our entry into the Management Agreement. On May 29, 2011, the Fixed Fee was adjusted to $0.700 per day from $0.575 per day, and the Supervision Fee was adjusted to $550 per newbuild from $375 per newbuild. On May 29, 2014, the Fixed Fee was adjusted to $0.800 per day from $0.700 per day. No readjustment has been made on any of the other management fees.

Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements are as follows:

	For the Years Ended May 29,
	(In thousands of U.S. Dollars, except for Variable, Sales and Acquisition Fees)
	2012	2013	2014
Fixed Fee	$0.700	$0.700	$0.700
Variable Fee	1.25%	1.25%	1.25%
Supervision Fee	$550	$550	$550
Sales Fee	1.00%	1.00%	1.00%
Acquisition Fee	1.00%	1.00%	1.00%

On July 29, 2013, the Management Agreement was amended, to provide inter alia that to the extent the executive officers are not provided by the Manager but are instead employed by Safe Bulkers, the management fee payable by Safe Bulkers is reduced, in arrears, by an amount equal to the aggregate costs of compensation and benefits and other incidental costs borne by the Company as a result of such employment, and is recorded under Compensation for Directors and Officers within General and Administrative expenses (refer to Note 20).

Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements are comprised of the following:

	Year Ended December 31,
	(In thousands of U.S. Dollars)
	2012	2013	2014
Fixed and Variable fees	$7,726	$8,379	$8,962
Supervision Fees	1,375	1,925	2,200
Acquisition Fees	1,810	823	1,429